FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia      August 14, 2009


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       70

Form 13F Information Table Value Total:       $54827



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      479    15408 SH       SOLE                             15408
AT&T Corp                      COM              00206R102     1392    56042 SH       SOLE                             56042
Aaron's Inc                    COM              002535201      383    12856 SH       SOLE                             12856
Abbott Laboratories            COM              002824100      874    18584 SH       SOLE                             18584
Accenture Ltd                  COM              g1150g111      730    21820 SH       SOLE                             21820
Activision Blizzard, Inc.      COM              00507v109      462    36540 SH       SOLE                             36540
Amazon.Com Inc                 COM              023135106      418     5000 SH       SOLE                              5000
American Electric Power Co Inc COM              025537101      628    21750 SH       SOLE                             21750
Amgen Inc                      COM              031162100      676    12775 SH       SOLE                             12775
Amphenol Corp-CL A             COM              032095101     1396    44125 SH       SOLE                             44125
Apple Inc                      COM              037833100      584     4100 SH       SOLE                              4100
Arch Capital Group             COM              G0450A105      568     9690 SH       SOLE                              9690
BB&T Corporation               COM              054937107      244    11100 SH       SOLE                             11100
Bank of America Corp           COM              060505104      576    43602 SH       SOLE                             43602
Bank of New York Mellon Corp   COM              064058100      590    20144 SH       SOLE                             20144
Best Buy Co Inc                COM              086516101      203     6052 SH       SOLE                              6052
Bristol Myers Squibb Co        COM              110122108      536    26390 SH       SOLE                             26390
CVS/Caremark Corp              COM              126650100      938    29447 SH       SOLE                             29447
Cephanol Inc                   COM              156708109      351     6200 SH       SOLE                              6200
Chevron Corp                   COM              166764100     1473    22235 SH       SOLE                             22235
Cisco Systems Inc              COM              17275R102     1322    70900 SH       SOLE                             70900
Coach Inc                      COM              189754104      540    20075 SH       SOLE                             20075
Coca Cola Co                   COM              191216100     1405    29268 SH       SOLE                             29268
Colgate Palmolive Co           COM              194162103      641     9059 SH       SOLE                              9059
Costco Wholesale Corp          COM              22160K105      215     4700 SH       SOLE                              4700
Danaher Corp                   COM              235851102     1170    18950 SH       SOLE                             18950
Dell Inc                       COM              24702R101     1221    88942 SH       SOLE                             88942
Disney, Walt Co                COM              254687106      514    22020 SH       SOLE                             22020
Exxon Mobil Corp               COM              30231G102     2257    32290 SH       SOLE                             32290
General Electric Co            COM              369604103      446    38033 SH       SOLE                             38033
Gilead Sciences Inc.           COM              375558103     1224    26125 SH       SOLE                             26125
Goldman Sachs Group Inc        COM              38141g104     1020     6915 SH       SOLE                              6915
Google                         COM              38259P508      575     1365 SH       SOLE                              1365
Halliburton Co                 COM              406216101      418    20200 SH       SOLE                             20200
Harris Corp                    COM              413875105      374    13183 SH       SOLE                             13183
Hewlett Packard Co.            COM              428236103      815    21093 SH       SOLE                             21093
Home Depot Inc                 COM              437076102      692    29292 SH       SOLE                             29292
Illinois Tool Works Inc        COM              452308109      857    22959 SH       SOLE                             22959
International Business Machine COM              459200101     1025     9818 SH       SOLE                              9818
Johnson & Johnson              COM              478160104     1917    33742 SH       SOLE                             33742
Kellogg Co                     COM              487836108      716    15370 SH       SOLE                             15370
Lockheed Martin Corp           COM              539830109      560     6940 SH       SOLE                              6940
McDonalds Corp                 COM              580135101      507     8814 SH       SOLE                              8814
Medtronic Inc                  COM              585055106     1193    34180 SH       SOLE                             34180
Microsoft Corp                 COM              594918104     1615    67950 SH       SOLE                             67950
Nike Inc Cl B                  COM              654106103      446     8620 SH       SOLE                              8620
Northern Trust Corp.           COM              665859104      634    11820 SH       SOLE                             11820
Novartis AG                    COM              66987V109      526    12904 SH       SOLE                             12904
Omnicom Group                  COM              681919106      516    16330 SH       SOLE                             16330
Pfizer Inc                     COM              717081103      263    17550 SH       SOLE                             17550
Philip Morris International In COM              718172109      251     5765 SH       SOLE                              5765
Praxair Inc                    COM              74005P104      738    10385 SH       SOLE                             10385
Procter & Gamble Co            COM              742718109     1730    33860 SH       SOLE                             33860
Qualcomm Inc                   COM              747525103      510    11290 SH       SOLE                             11290
Reliance Steel                 COM              759509102      731    19030 SH       SOLE                             19030
Schering Plough Corp           COM              806605101      244     9700 SH       SOLE                              9700
Smith International Inc        COM              832110100      207     8028 SH       SOLE                              8028
Southern Co                    COM              842587107      512    16438 SH       SOLE                             16438
St Jude Medical Inc            COM              790849103     1147    27905 SH       SOLE                             27905
Stryker Corp                   COM              863667101      230     5780 SH       SOLE                              5780
USX-Marathon Grp               COM              902905827      557    18481 SH       SOLE                             18481
United Technologies Corp       COM              913017109     2149    41363 SH       SOLE                             41363
Verizon Communications         COM              92343v104      677    22025 SH       SOLE                             22025
Wal-Mart Stores Inc            COM              931142103     1740    35925 SH       SOLE                             35925
Walgreen Co                    COM              931422109      648    22050 SH       SOLE                             22050
Wellpoint                      COM              94973V107      570    11200 SH       SOLE                             11200
Wells Fargo Company            COM              949746101      275    11348 SH       SOLE                             11348
Western Digital Corp           COM              958102105      932    35175 SH       SOLE                             35175
XTO Energy Inc                 COM              98385X106     1700    44578 SH       SOLE                             44578
American High Income Tr SBI                     026547109      152 16585.367000SH    SOLE                        16585.367000